Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended									12 Months Ended										12 Months Ended
	Apr. 02, 2013	Dec. 31, 2012	Dec. 31, 2011 employee	Dec. 31, 2010 employee	Dec. 31, 2008	Feb. 28, 2012	Feb. 28, 2011	Feb. 28, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2012 Technology [Member] Maximum [Member]	Dec. 31, 2012 Technology [Member] Minimum [Member]	Dec. 31, 2012 NIS [Member]	Dec. 31, 2011 NIS [Member]	Dec. 31, 2012	Dec. 31, 2012 RON [Member]	Dec. 31, 2011 RON [Member]	Nov. 30, 2011 Wavion [Member]	Nov. 23, 2011 Wavion [Member]	Dec. 31, 2011 Employee Severance [Member]	Dec. 31, 2010 Employee Severance [Member]	Dec. 31, 2012 Other Accounts Receivable And Prepaid Expenses [Member]	Dec. 31, 2011 Other Accounts Receivable And Prepaid Expenses [Member]
Significant Accounting Policies [Line Items]
Weighted average interest rate of short-term bank deposits		3.25%	2.48%
Write-off of excess inventory and provision for inventory purchase commitments		$ 6,385,000	$ 1,433,000	$ 2,093,000
Inventory previously written off		179,000	109,000	113,000
Intangible assets, estimated useful life											6 years	12 years	4 years
Intangible assets acquired																			22,009,000	22,009,000
Impairment of long-lived assets		0	0
Goodwill recorded during acquisition																			13,087,000	13,087,000
Options and restricted share units granted					96,300
Annual vesting percentage						33.00%	33.00%	33.00%
Total compensation cost		938,000	1,671,000	1,767,000
Warranty period									21 months	16 months
Severance costs		1,086,000	1,076,000	1,507,000
Advertising expense		641,000	821,000	1,239,000
Number of shares received per every 10 shares held	1
Number of shares exchanged per every share	10
Allowance for doubtful accounts		4,099,000	296,000
Bad debt expense		3,909,000	863,000	1,050,000
Total debt write-offs		106,000	569,000
Cash flow hedging period		1 year
Other accumulated comprehensive income (loss)		839,000	(2,674,000)
Derivative, notional amount														27,852,000	81,158,000	799,000	1,000,000	5,750,000					700,000	1,142,000
Derivative, net gain (loss)		(18,000)	(307,000)	528,000
Headcount reduction			194	160
Restructuring charges			(3,358,000)																		6,020,000	1,787,000
Write-off of leasehold improvements			325,000	172,000
Loss due to fixed asset disposal			3,000,000
Loss due to reverse of grants receivable			154,000
Loss due to prepaid service R&D			359,000
Proceeds from trade receivables		8,848,000	15,137,000	12,458,000
Trade receivables, financing expense		$ 315,000	$ 237,000	$ 167,000